Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended			9 Months Ended		12 Months Ended
	Oct. 27, 2021	Oct. 27, 2021	Oct. 27, 2021 PurchasePeriod	Oct. 27, 2021 PurchasePeriods	Apr. 30, 2023 Installment	Jul. 31, 2022 shares	Oct. 31, 2021 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 01, 2023 shares	Nov. 30, 2022 shares	Aug. 31, 2020 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value of stock options granted to employees | $ / shares								$ 0.49		$ 0.73	$ 3.6
Unrecognized compensation expense | $								$ 2,100		$ 3,400
Unvested restricted stock period								3 months		6 months
Stock-based compensation expense | $								$ 1,315	$ 1,353	$ 1,824	$ 646
Capitalized Internal-use Software Costs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense | $								$ 35	$ 22	$ 33	$ 40
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance														903,000
2020 Plan | Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance														807,000
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance							3,600,000	1,900,000
Percentage of increase in common stock reserved and available for issuance							5.00%
2021 Plan | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance												3,000,000
Common stock shares added to plan												1,200,000
ESPP Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance							280,000	501,000
Percentage of increase in common stock reserved and available for issuance		85.00%					1.00%
Offering period	24 months
Number of purchase periods			4	4
Offering period commencement date	Feb. 15, 2022
Number of shares issued during period								66,000		187,784
Increase in common stock reserved and available for issuance							560,000
Stock-based compensation expense | $								$ 159		$ 134
ESPP Plan | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance												566,753
Common stock shares added to plan												238,510
2021 ESPP Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance							280,000
Percentage of increase in common stock reserved and available for issuance							1.00%
Offering period	24 months
Increase in common stock reserved and available for issuance							560,000
2022 Inducement Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for future issuance								400,000					600,000
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period								4 years		4 years
Stock based award vesting description								Stock options granted with service conditions generally vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months.		Stock options granted with service conditions generally vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months.
Option expire term								10 years		10 years
Unrecognized compensation expense, weighted average period for recognize								4 years 10 months 2 days		2 years 11 months 1 day
Requisite service period								4 years		4 years
Stock Options | First Year From Commencement Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rights, percentage								25.00%		25.00%
Restricted Stock | 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock								7,000		30,000
Unrestricted Common Stock | 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards vested and converted								23,000		172,000	235,634
Restricted stock, forfeited											52,263
Time-based Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense | $								$ 2		$ 13
Performance-Based Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total grant date fair value | $										$ 31
Number of consecutive days						90 days		90 days
Requisite service period								7 years 3 months 18 days		8 years
Performance-Based Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting of shares						1,850,000
Time-based Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of equal annual installments | Installment					2
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense, weighted average period for recognize								1 year 5 months 23 days
Restricted stock								709,500
Restricted stock, forfeited								113,200
Stock-based compensation expense | $								$ 200
Unamortized compensation costs | $								$ 500
Weighted average grant date fair value, Granted | $ / shares								$ 0.9